Warrants (Details) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended				12 Months Ended
	Dec. 29, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) shares	Jun. 17, 2024 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 18, 2023 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares shares	Sep. 28, 2025 USD ($)		Sep. 29, 2024 USD ($)		Jun. 30, 2024 USD ($)	Sep. 28, 2025 USD ($)		Sep. 29, 2024 USD ($)		Dec. 31, 2024 USD ($)	Dec. 29, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares		Sep. 24, 2025 $ / shares	Sep. 21, 2025 USD ($)	Sep. 09, 2024 shares	Apr. 30, 2024 USD ($)	Oct. 31, 2023 shares	Nov. 30, 2022 $ / shares shares	Feb. 28, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jul. 31, 2016 $ / shares shares	Feb. 29, 2016 $ / shares shares
Warrants [Line Items]
Fair value of warrant			$ 7,300										$ 3,122		$ 2,116		$ (2,921)			$ (29,310)
Other expense net								$ 1,100												$ 30,700
Outstanding warrants (in Shares) | shares	31,670,265																	31,670,265		27,637,266
Common stock issued percentage					2.795%
Reduction to additional paid-in capital										$ 7,759					9,179			$ 9,179
Other expense																		9,500
Other income (expense), net								8,104	[1]	2,338	[1]		23,258	[1]	8,230	[1]		$ 16,223	[2]	$ 14,033	[2]
Gain on extinguishment of debt										19,948					19,948
Warrant expire period																		July 2028
Recognized expenses															(8,230)
Debt discount		$ 900					$ 900																$ 2,200
Convertible note issued																				61,937
Series C-1 Warrants [Member]
Warrants [Line Items]
Debt discount		900					900
Series D-7 Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																										1,376,414
Fair value of warrant						$ 2,400
Warrant liability																									$ 1,300
Other expense net																		$ 1,300
Replacement warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																										656,630
Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares	3,427,324				1,995,879													3,427,324
Fair value of warrant																				9,500
Outstanding warrants (in Shares) | shares	24,148																	24,148
Warrant expired term					Jul. 18, 2030
Reduction to additional paid-in capital																		$ 10,900
Other income (expense), net																				14,400
Working Capital Warrants [Member]
Warrants [Line Items]
Fair value of warrant																		80		10
Other expense net																		$ 100		$ 70
Working capital warrants (in Shares) | shares	716,668																	716,668
Carlyle Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					1,995,879															2,190,604								2,886,952
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01																	$ 0.01
Fair value of warrant			7,300									$ 6,600
Other expense net																		$ 2,900		$ 14,400
Number of share exercisable (in Shares) | shares																												1,995,879
Outstanding warrants (in Shares) | shares					1,995,879
Common stock outstanding percentage					2.795%
Other expense			$ 7,300
Warrant issued shares (in Shares) | shares			4,936,483
Gain on extinguishment of debt																		700
Modification Warrant [Member]
Warrants [Line Items]
Fair value of warrant																		20,400
Liability-Classified Warrant [Member]
Warrants [Line Items]
Reduction to additional paid-in capital																		7,300
Other expense																		7,300
Series B Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																																		$ 4.3
Fair value of warrant						100
Series C Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																																	148,477
Warrant exercise price (in Dollars per share) | $ / shares																																	$ 1
Fair value of warrant						$ 2,300
Series C-1 Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																																173,067
Warrant exercise price (in Dollars per share) | $ / shares																																$ 0.01
Fair value of warrant		1,400																100
Convertible note issued		$ 500					$ 500
SVB Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																														2,525	2,473
Warrant exercise price (in Dollars per share) | $ / shares																														$ 0.62	$ 0.38
Promissory Note Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																													50,000
Warrant exercise price (in Dollars per share) | $ / shares																													$ 0.01
July 2023 Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					38,981
Warrant exercise price (in Dollars per share) | $ / shares					$ 0.01
Fair value of warrant																		$ 200
Class A Common Stock Equals or Exceeds Threshold Two [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01																	$ 0.01
Warrant Consideration [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares	6,266,572																	6,266,572
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5																	$ 11.5
Warrant term	10 years																	10 years
Ayna Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares				6,000,000																				6,000,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01			$ 0.01														$ 0.01
Fair value of warrant				$ 9,200														$ 9,200
Other expense net	$ 700
Recognized expenses																		9,200
Additional paid in capital	$ 9,200																	9,200
Cantor Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares		3,066,141					3,066,141
Warrant exercise price (in Dollars per share) | $ / shares		$ 1.68					$ 1.68
Fair value of warrant							$ 1,400
Warrant term		5 years					5 years
Convertible note issued		$ 500					$ 500
Notes Payable, Other Payables [Member] | Series C-1 Warrants [Member]
Warrants [Line Items]
Interest rate		12.00%					12.00%
Risk-Free Interest Rate [Member]
Warrants [Line Items]
Warrant assumption		4.2					4.2
Volatility Rate [Member]
Warrants [Line Items]
Warrant assumption		55					55
Ten Days [Member]
Warrants [Line Items]
Warrant vesting shares (in Shares) | shares																										350,000
Ten Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					350,000
Thirty Days [Member]
Warrants [Line Items]
Warrant vesting shares (in Shares) | shares																										150,000
Thirty Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					150,000
Ninety Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					250,000
Common Stock [Member]
Warrants [Line Items]
Common stock price (in Dollars per share) | $ / shares																						$ 1.71
Reduction to additional paid-in capital
Warrant issued shares (in Shares) | shares																				3,676,470
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares					2,745,879
Common stock price (in Dollars per share) | $ / shares					$ 0.01																							$ 0.01
Common Stock [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Common stock price (in Dollars per share) | $ / shares					$ 0.01
Series D-7 Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																											656,630
Warrant exercise price (in Dollars per share) | $ / shares																											$ 2.04
Series D-7 Preferred Stock [Member] | Replacements Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																											$ 4.09
Series D-7 Preferred Stock [Member] | First Tranche [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																											518,752
Warrant exercise price (in Dollars per share) | $ / shares																											$ 2.5
Series D-7 Preferred Stock [Member] | Second Tranche [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																											137,878
Warrant exercise price (in Dollars per share) | $ / shares																											$ 5
Common Stock for the First Tranche [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 2.5
Common Stock for the Second Tranche [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 5
Common Class A [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares	6,266,667																	6,266,667
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5																	$ 11.5
Common Class A [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares	8,625,000																	8,625,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5																	$ 11.5
Series B Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares) | shares																																		5,054
Series C Preferred Stock [Member]
Warrants [Line Items]
Number of share exercisable (in Shares) | shares																																	482,969
Black-Scholes model [Member]
Warrants [Line Items]
Fair value of warrant																		$ 3,400
Black-Scholes model [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Fair value of warrant																		$ 20,400
Black-Scholes model [Member] | Measurement Input, Expected Term [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption	7																	7
Black-Scholes model [Member] | Measurement Input, Price Volatility [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption	77																	77
Black-Scholes model [Member] | Risk-Free Interest Rate [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption	3.9																	3.9
Black-Scholes model [Member] | Measurement Input, Expected Dividend Rate [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption
Public Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant																		$ 1,500		$ 300
Private warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant																		1,200		$ 6,400
Private Placement Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant																		$ 300

[1]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[2]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.